Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2020	2019
Cash deposits	$523.7	$118.7
Term deposits	10.5	13.4
	$534.2	$132.1